Organization of The Company and Significant Accounting Policies: Restricted Cash, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Restricted Cash, Policy

Restricted cash

The Company maintains a restricted cash balance as part of its operating requirements in a non-interest-bearing account that currently does not exceed federally insured limits totaling $20,000.